John Hancock Diversified Real Assets Fund Expense Example - Class NAV [Member] - John Hancock Diversified Real Assets Fund - Class NAV	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	$ 1,126